LKCM Aquinas Catholic Equity Fund

Schedule of Investments

March 31, 2026 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Aerospace & Defense - 3.8%
L3Harris Technologies, Inc.	6,000	$2,070,900

Beverages - 2.8%
PepsiCo, Inc.	10,000	1,552,900

Broadline Retail - 3.0%
Amazon.com, Inc. (a)	8,000	1,666,160

Capital Markets - 2.2%
Charles Schwab Corp.	13,000	1,221,740

Chemicals - 11.0%
Corteva, Inc.	22,500	1,883,475
DuPont de Nemours, Inc.	10,000	458,000
Ecolab, Inc.	5,000	1,330,100
Linde PLC	1,500	743,640
Sherwin-Williams Co.	5,000	1,602,750

		6,017,965

Construction Materials - 2.1%
Martin Marietta Materials, Inc.	2,000	1,177,360

Consumer Finance - 1.4%
American Express Company	2,500	756,200

Electric Utilities - 1.6%
Constellation Energy Corp.	3,100	865,675

Electrical Equipment - 1.6%
Eaton Corp. PLC	2,500	894,175

Electronic Equipment, Instruments & Components - 2.8%
Teledyne Technologies, Inc. (a)	2,500	1,512,525

Health Care Equipment & Supplies - 5.2%
Alcon AG	13,500	1,017,225
Stryker Corp.	5,500	1,807,245

		2,824,470

Independent Power and Renewable Electricity Producers - 2.7%
Clearway Energy, Inc. - Class C	37,500	1,473,375

Interactive Media & Services - 5.0%
Alphabet, Inc. - Class A	9,500	2,731,820

Leisure Products - 1.5%
Mattel, Inc. (a)	55,000	799,150

Machinery - 4.0%
Chart Industries, Inc. (a)	2,700	558,225
IDEX Corp.	5,300	1,004,615
Illinois Tool Works Inc.	2,500	650,725

		2,213,565

Marine Transportation - 1.6%
Kirby Corp. (a)	6,500	863,720

Oil, Gas & Consumable Fuels - 9.7%
Devon Energy Corp.	25,000	1,258,000
Diamondback Energy Inc.	5,000	988,950

Expand Energy Corp.	8,500	933,130
Kinder Morgan, Inc.	25,000	838,250
Permian Resources Corp.	60,000	1,279,200

		5,297,530

Pharmaceuticals - 2.2%
Zoetis, Inc.	10,000	1,182,100

Professional Services - 1.6%
Verisk Analytics, Inc.	4,500	853,875

Semiconductors & Semiconductor Equipment - 4.8%
NVIDIA Corp.	15,000	2,616,000

Software - 15.8%
Adobe, Inc. (a)	3,700	899,396
Microsoft Corp.	6,000	2,221,020
Oracle Corp.	9,000	1,323,990
Palo Alto Networks, Inc. (a)	7,000	1,122,240
Roper Technologies, Inc.	4,000	1,415,440
Trimble, Inc. (a)	25,000	1,630,750

		8,612,836

Specialty Retail - 5.2%
Academy Sports & Outdoors, Inc.	27,500	1,552,375
Home Depot, Inc.	4,000	1,315,560

		2,867,935

Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc.	8,000	2,030,320

Textiles, Apparel & Luxury Goods - 3.3%
Capri Holdings Ltd. (a)	42,500	748,850
Ralph Lauren Corp.	3,000	1,031,970

		1,780,820

TOTAL COMMON STOCKS (Cost $26,958,121)		53,883,116

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.7%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.58% (b)	364,164	364,164

TOTAL MONEY MARKET FUNDS (Cost $364,164)		364,164

TOTAL INVESTMENTS - 99.3% (Cost $27,322,285)		54,247,280
Other Assets in Excess of Liabilities - 0.7%		357,669

TOTAL NET ASSETS - 100.0%		$54,604,949

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

LKCM Aquinas Catholic Equity Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$53,883,116	$–	$–	$53,883,116
Money Market Funds	364,164	–	–	364,164

Total Investments	$54,247,280	$–	$–	$54,247,280

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of March 31, 2026

       (% of Net Assets)

Information Technology	$14,771,681	27.1%
Materials	7,195,325	13.1
Consumer Discretionary	7,114,065	13.0
Industrials	6,896,235	12.6
Energy	5,297,530	9.7
Health Care	4,006,570	7.4
Communication Services	2,731,820	5.0
Utilities	2,339,050	4.3
Financials	1,977,940	3.6
Consumer Staples	1,552,900	2.8
Money Market Funds	364,164	0.7
Other Assets in Excess of Liabilities	357,669	0.7

	$54,604,949	100.0%